Credit Risk - Summary of Other Segments Exposures by Geographical Distribution (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 84,648	£ 92,547
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,978	9,086
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,978	23,394
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,469	11,908
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,591	6,743
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,918	4,743
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,580	19,109
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,646	16,064
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,934	3,045
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,090	50,044
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,060	4,343
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,614	38,804
Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	857	769
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,572	4,840
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	698	858
Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	289	283
UK [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,893	23,319
UK [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,384	11,833
UK [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,591	6,743
UK [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,918	4,743
UK [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,276	19,971
UK [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,665	13,080
UK [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	611	891
UK [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,888	38,596
UK [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,060	4,343
UK [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	33,202	30,587
UK [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	329	346
UK [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,710	2,576
UK [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
UK [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	587	744
UK [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	84	74
Europe [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	84	74
Europe [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,771	4,280
Europe [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,922	2,752
Europe [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	849	1,528
Europe [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,695	3,302
Europe [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,549	1,802
Europe [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	335	358
Europe [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	811	1,142
Europe [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Europe [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	171	311
US [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	124
US [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	169	187
US [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,012	1,123
US [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	855	965
US [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	157	11
US [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	147
US [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
US [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	1
Rest Of World [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	1
Rest Of World [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	362	547
Rest Of World [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	57	108
Rest Of World [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	305	439
Rest Of World [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,495	7,023
Rest Of World [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,008	5,450
Rest Of World [member] | Corporate centre [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	54
Rest Of World [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	51	1,122
Rest Of World [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0
Rest Of World [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	111	114
Rest Of World [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 289	£ 283